SEGMENT AND GEOGRAPHICAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment And Geographical Information
Revenues	$ 205,665	$ 213,117	$ 211,059	$ 206,565	$ 203,263	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 834,004	$ 830,999	$ 863,551
Interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Segment net income	63,860				57,563					213,581	201,534	162,480
Depreciation and amortization	27,433				27,218					108,902	111,546	119,287
Expenditures for equipment on operating leases and for non-lease assets	132,478				98,590					459,477	386,361	356,902
Provision for credit losses	3,499				622					44,578	32,853	76,394
Additional disclosures
Segment assets	13,283,748	13,346,529				11,901,151				13,346,529	11,901,151	10,883,489
Total managed receivables	11,416,183	10,901,963				9,601,698				10,901,963	9,601,698	8,952,044
United States
Segment And Geographical Information
Revenues	159,206				157,099					644,900	641,252	681,698
Interest expense	48,623				50,599					202,208	207,657	255,316
Segment net income	40,601				43,218					152,854	146,709	100,291
Depreciation and amortization	19,387				19,235					76,145	78,568	90,041
Expenditures for equipment on operating leases and for non-lease assets	112,725				76,614					355,076	292,823	268,593
Provision for credit losses	3,940				351					33,875	28,974	74,370
Additional disclosures
Segment assets	10,889,087	11,016,740				9,654,594				11,016,740	9,654,594	8,683,991
Total managed receivables	9,219,431	8,849,079				7,827,253				8,849,079	7,827,253	7,214,953
Canada
Segment And Geographical Information
Revenues	47,726				46,164					192,196	189,747	181,853
Interest expense	12,119				14,717					54,957	61,177	57,716
Segment net income	23,259				14,345					60,727	54,825	62,219
Depreciation and amortization	8,046				7,983					32,757	32,978	29,246
Expenditures for equipment on operating leases and for non-lease assets	19,753				21,976					104,401	93,538	88,309
Provision for credit losses	(441)				271					10,703	3,879	2,024
Additional disclosures
Segment assets	2,610,540	2,555,140				2,358,198				2,555,140	2,358,198	2,307,319
Total managed receivables	2,196,752	2,052,884				1,774,445				2,052,884	1,774,445	1,737,091
Eliminations
Segment And Geographical Information
Revenues	(1,267)									(3,092)
Interest expense	(1,267)									(3,092)
Segment net income												(30)
Additional disclosures
Segment assets	$ (215,879)	$ (225,351)				$ (111,641)				$ (225,351)	$ (111,641)	$ (107,821)